UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08201

                 AllianceBernstein Greater China `97 Fund, Inc.
               (Exact name of registrant as specified in charter)

        1345 Avenue of the Americas, New York, New York 10105 (Address of
                     principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2003

                   Date of reporting period: January 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein Greater China '97 Fund

                      Semi-Annual Report--January 31, 2004

       Investment Products Offered
    ================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
    ================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

March 28, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Greater China '97 Fund (the "Fund") for the semi-annual reporting period ended January 31, 2004.

Investment Objective and Policies
This open-end fund is a non-diversified management investment company that seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities issued by Greater China companies ("Greater China" refers to the People's Republic of China ("China"), the Hong Kong Special Administrative Region ("Hong Kong") and the Republic of China ("Taiwan")).

Investment Results
The following table provides the performance results for the Fund for the six- and 12-month periods ended January 31, 2004, relative to its benchmarks, the Morgan Stanley Capital International (MSCI) Indices (China, Hong Kong and Taiwan) and the Lipper China Region Funds Average (the "Lipper Average"). Funds in the Lipper Average generally have similar investment objectives to the Fund, although some may have different investment policies and sales and management fees. We are changing the Fund's benchmark from the three seperate MSCI Indices to the MSCI Golden Dragon Index because the combined benchmark reflects the Fund's investment strategy better than the three single-country MCSI Indices. The MCSI Golden Dragon Index is a composite index consisting of equity securities of companies based in China, Hong Kong and Taiwan. These are the countries in which the great majority of the Fund's securities are located.

   INVESTMENT RESULTS*
   Periods Ended January 31, 2004

                                                     ===========================
                                                               Returns
                                                     ===========================
                                                       6 Months        12 Months
--------------------------------------------------------------------------------
AllianceBernstein
Greater China
'97 Fund
  Class A                                               41.07%          73.29%
--------------------------------------------------------------------------------
  Class B                                               40.45%          71.93%
--------------------------------------------------------------------------------
  Class C                                               40.43%          71.26%
--------------------------------------------------------------------------------
MSCI Golden
Dragon Index                                            32.90%          50.54%
--------------------------------------------------------------------------------
MSCI China
Index                                                   43.64%          77.86%
--------------------------------------------------------------------------------
MSCI Hong
Kong Index                                              37.71%          50.71%
--------------------------------------------------------------------------------
MSCI Taiwan
Index                                                   22.83%          38.25%
--------------------------------------------------------------------------------
Lipper China
Region Funds
Average                                                 33.57%          63.16%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2004. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 2.50% for Class A, 3.20% for Class B, 3.20% for Class C

--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 1
   and 2.20% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

   None of the indices reflect fees and expenses associated with the active management of a mutual fund portfolio. The unmanaged Morgan Stanley Capital International (MSCI) China Index, the unmanaged MSCI Hong Kong Index and the unmanaged MSCI Taiwan Index are market capitalization-weighted indices of companies located in their respective countries, and are respectively comprised of 46, 34 and 90 companies as of the 12-month period ended January 31, 2004. The unmanaged MSCI Golden Dragon Index is an aggregate of the MSCI Hong Kong Index, the MSCI China Index and the MSCI Taiwan at 65% Index (the MSCI Taiwan Index has an inclusion weight at 65% of its market capitalization in the MSCI Index series). The Lipper China Region Funds Average (Lipper Average) represents funds that invest in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region. For the six- and 12-month periods ended January 31, 2004, the Lipper Average consisted of 22 funds for both periods. These funds have generally similar investment objectives to AllianceBernstein Greater China '97 Fund, although some may have different investment policies and sales and management fees. Investors cannot invest directly in an index or average, and its results are not indicative of any specific investment, including AllianceBernstein Greater China '97 Fund.

   Additional investment results appear on pages 5-7.


During the six- and 12-month periods ended January 31, 2004, the Fund outperformed the MSCI Golden Dragon Index and its peer group of funds, as represented by the Lipper Average. This was mainly due to the Fund's overweight positions in cyclicals, capital goods, energy and consumer sectors. We overweighted the cyclicals, capital goods and energy sectors due to the fixed asset investment boom in China. The Fund's overweight position in the consumer sector was a reflection of the pick-up in consumer spending in the Greater China region from the post-SARS impact. Good stock selection within these sectors was the most important contributor to performance.

Market Review and Investment Strategy
During the reporting period, the Greater China stock markets staged a strong rebound. This was especially true during the second half of 2003 as the Greater China economies continued to benefit from strong export performance and the domestic sectors picked up as the negative impact of SARS was over. The Chinese economy's growth was led by strong exports and investment, hence the Fund's overweighting in cyclicals, energy and capital goods. The RMB, China's currency, has been the subject of much debate, and China has reaffirmed that it has no plans to change the currency regime in the short-term. However, China plans to liberalize the capital account by around 2010, and the country may adopt a more flexible exchange rate mechanism in the interim period.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

During the reporting period, we maintained the Fund's overweight positions in the cyclicals, energy, capital goods and consumer sectors, while selectively increasing exposure to the finance and property sectors. As previously mentioned, the cyclicals, energy and capital goods sectors were beneficiaries of the fixed asset investment boom in China, while the consumer, financial and property sectors were recovering from a low base following the SARS impact.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 3

PORTFOLIO SUMMARY
January 31, 2004 (unaudited)

INCEPTION DATES
Class A Shares
9/3/97
Class B Shares
9/3/97
Class C Shares
9/3/97


PORTFOLIO STATISTICS
Net Assets ($mil): $58.2


SECTOR BREAKDOWN
 21.5% Finance
 13.4% Basic Industry
 10.8% Capital Goods
  9.8% Multi-Industry
  9.4% Technology                      [PIE CHART OMITTED]
  9.4% Consumer Manufacturing
  7.4% Consumer Services
  6.5% Energy
  5.0% Consumer Staples
  4.2% Transportation
  1.8% Health Care
  0.8% Utilities


All data as of January 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                                Without Sales Charge        With Sales Charge
                     1 Year           73.29%                    65.89%
                    5 Years           16.28%                    15.28%
   Since Inception (9/3/97)            3.81%                     3.12%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
--------------------------------------------------------------------------------

                     1 Year                                     73.33%
                    5 Years                                     12.37%
   Since Inception (9/3/97)                                      2.68%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class A shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares.

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: Since the Fund invests in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. The Fund will invest substantially all of its assets in Greater China companies and is subject to greater risk than would a fund with a more diversified portfolio. Investments in Greater China companies entail risks different from, and in certain cases, greater than, risks associated with investments in the U.S. or in other international markets.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 5

INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                                  Without Sales Charge        With Sales Charge
                     1 Year              71.93%                    67.93%
                    5 Years              15.35%                    15.35%
   Since Inception (9/3/97)               3.01%                     3.01%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
--------------------------------------------------------------------------------
                     1 Year                                        75.85%
                    5 Years                                        12.47%
   Since Inception (9/3/97)                                         2.60%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class B shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: Since the Fund invests in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. The Fund will invest substantially all of its assets in Greater China companies and is subject to greater risk than would a fund with a more diversified portfolio. Investments in Greater China companies entail risks different from, and in certain cases, greater than, risks associated with investments in the U.S. or in other international markets.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004

                                   Without Sales Charge        With Sales Charge
                     1 Year              71.26%                    70.26%
                    5 Years              15.33%                    15.33%
   Since Inception (9/3/97)               2.97%                     2.97%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
--------------------------------------------------------------------------------
                     1 Year                                        78.51%
                    5 Years                                        12.43%
   Since Inception (9/3/97)                                         2.54%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class C shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: Since the Fund invests in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. The Fund will invest substantially all of its assets in Greater China companies and is subject to greater risk than would a fund with a more diversified portfolio. Investments in Greater China companies entail risks different from, and in certain cases, greater than, risks associated with investments in the U.S. or in other international markets.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 7

TEN LARGEST HOLDINGS
January 31, 2004 (unaudited)

                                                                 Percent of
Company                                   U.S. $ Value           Net Assets
--------------------------------------------------------------------------------
Anhui Conch Cement Co., Ltd. Cl. H       $  1,700,735               2.9%
--------------------------------------------------------------------------------
Huaneng Power International, Inc. Cl. H     1,492,787               2.6
--------------------------------------------------------------------------------
Lianhua Supermarket Holdings Co.,
  Ltd. Cl. H                                1,279,348               2.2
--------------------------------------------------------------------------------
Ctrip.com International, Ltd. (ADR)         1,200,600               2.1
--------------------------------------------------------------------------------
Angang New Steel Co., Ltd. Cl. H            1,189,344               2.0
--------------------------------------------------------------------------------
Autron Corp., Ltd.                          1,166,189               2.0
--------------------------------------------------------------------------------
GP Batteries International, Ltd.            1,133,713               1.9
--------------------------------------------------------------------------------
Cheung Kong (Holdings), Ltd.                1,114,768               1.9
--------------------------------------------------------------------------------
PICC Property & Casualty Co.,
  Ltd. Cl. H                                1,017,461               1.8
--------------------------------------------------------------------------------
Denway Motors, Ltd.                           994,548               1.7
--------------------------------------------------------------------------------
                                         $ 12,289,493              21.1%


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

PORTFOLIO OF INVESTMENTS
January 31, 2004 (unaudited)

Company                                           Shares        U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-99.7%

Hong Kong-76.4%
Aluminum Corp. of China, Ltd. Cl. H.........     1,200,000       $   786,895
Angang New Steel Co., Ltd. Cl. H............     2,500,000         1,189,344
Anhui Conch Cement Co., Ltd. Cl. H..........     1,242,000         1,700,735
ASM Pacific Technology, Ltd. ...............       100,000           459,022
AV Concept Holdings, Ltd. ..................     1,435,000           300,750
AviChina Industry & Technology Co.,
  Ltd. Cl. H(a).............................     2,105,000           414,104
BOC Hong Kong (Holdings), Ltd. .............       404,000           763,597
Brilliance China Automotive Holdings, Ltd. .     1,300,000           689,498
Chen Hsong Holdings, Ltd. ..................       300,000           225,654
Cheung Kong (Holdings), Ltd. ...............       120,000         1,114,768
Chia Hsin Cement Greater China Holding
  Corp.(a)..................................     2,000,000           493,738
China Everbright, Ltd. .....................       750,000           506,275
China Life Insurance Co., Ltd. Cl. H(a).....     1,300,000           952,761
China Merchants Holdings International
  Co., Ltd. ................................       500,000           703,963
China Mobile (Hong Kong), Ltd. .............       150,000           493,738
China National Aviation Co., Ltd. ..........       560,000           108,005
China Oilfield Services, Ltd. Cl. H.........     2,500,000           859,863
China Petroleum and Chemical Corp. Cl. H....     1,300,000           518,168
China Pharmaceutical Group, Ltd. ...........       400,000           138,864
China Resources Enterprise, Ltd. ...........       238,000           312,135
China Resources Logic, Ltd. ................     5,000,000           758,608
China Shipping Development Co., Ltd. Cl. H..     1,200,000           840,898
China Southern Airlines Co., Ltd. Cl. H(a)..       300,000           135,007
China Unicom, Ltd. .........................       350,000           405,020
Citic International Financial Holdings,
  Ltd. .....................................     1,000,333            540,206
CNOOC, Ltd. ................................       400,000           815,182
COFCO International, Ltd. ..................       750,000           467,701
Ctrip.com International, Ltd. (ADR)(a)......        41,400         1,200,600
Denway Motors, Ltd. ........................       850,000           994,548
Esprit Holdings, Ltd. ......................       100,000           324,016
Far East Consortium International, Ltd. ....     1,200,000           285,442
First Tractor Co., Ltd. Cl. H(a)............     1,400,000           360,018
Fujian Zijin Mining Industry Co. Ltd.
  Cl. H(a) .................................       700,000           495,024
Group Sense International, Ltd. ............     2,000,000           254,584
Hang Lung Group, Ltd. ......................       300,000           478,309
Harbin Brewery Group, Ltd. .................     1,200,000           501,453
Harbin Power Equipment Co., Ltd. Cl. H......     1,000,000           266,799
HKR International, Ltd.(a)..................       600,000           244,940
Hong Kong Exchanges & Clearing, Ltd. .......       200,000           498,881
Hopewell Highway Infrastructure, Ltd.(a)....       137,000            79,268
Hopewell Holdings, Ltd. ....................       220,000           396,019
HSBC Holdings Plc. .........................        23,200           362,435
Huaneng Power International, Inc. Cl. H.....       900,000         1,492,787


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 9

Company                                           Shares          U.S. $ Value
--------------------------------------------------------------------------------

Hutchison Whampoa, Ltd. ....................        25,200        $  209,800
Industrial and Commercial Bank of China
  (Asia), Ltd. .............................       400,000           622,316
Jiangsu Expressway Co., Ltd. Cl. H..........       500,000           244,298
Jiangxi Copper Co., Ltd. Cl. H..............     1,000,000           530,383
Jingwei Textile Machinery Co., Ltd. Cl. H...       700,000           236,262
K Wah International Holdings, Ltd. .........     3,000,000           648,032
Kingboard Chemical Holdings, Ltd. ..........       300,000           447,450
Kingdee International Software Group Co.,
  Ltd. .....................................       400,000           149,150
Kwang Sung Electronics H.K. Co., Ltd.(a)....     1,000,000           201,867
Li & Fung, Ltd. ............................       300,000           543,884
Lianhua Supermarket Holdings Co.,
  Ltd. Cl. H(a).............................     1,000,000         1,279,348
Maanshan Iron & Steel Co., Ltd. Cl. H.......     1,400,000           454,522
New World Development Co., Ltd. ............       500,000           546,455
Next Media, Ltd.(a).........................       300,000           149,472
Norstar Founders Group, Ltd.(a).............     1,500,000           549,670
Orient Overseas International, Ltd. ........       150,000           520,740
Oriental Press Group, Ltd. .................     1,200,000           466,737
Pacific Century Insurance Holdings, Ltd. ...     1,000,000           417,877
Pan Sino International Holding, Ltd.(a).....     4,965,000           303,234
PetroChina Co., Ltd. Cl. H..................     2,000,000           990,048
PICC Property & Casualty Co., Ltd. Cl. H(a).     2,168,000         1,017,461
Ports Design, Ltd.(a).......................       200,000           366,446
Shougang Concord Century Holdings, Ltd. ....     4,000,000           586,314
Shun Tak Holdings, Ltd. ....................       442,000           184,702
Sino Land Co., Ltd. ........................       800,000           555,456
Sinopec Shanghai Petrochemical Co.,
  Ltd. Cl. H................................     1,300,000           539,062
Sinopec Yizheng Chemical Fibre Co.,
  Ltd. Cl. H................................     1,500,000           345,231
Sinopec Zhenhai Refining and Chemical Co.,
  Ltd. Cl. H................................       700,000           616,530
Sinotrans, Ltd. Cl. H.......................       500,000           220,189
Swire Pacific, Ltd. Cl. A...................        20,500           141,677
Tai Cheung Holdings, Ltd. ..................     1,200,000           516,882
TCL International Holdings, Ltd. ...........     1,000,000           453,236
Tong Ren Tang Technologies Co., Ltd. Cl. H..       300,000           567,028
TPV Technology, Ltd. .......................       500,000           257,155
Tsingtao Brewery Co., Ltd. Cl. H............       450,000           532,312
Vital Biotech Holdings, Ltd. ...............     3,000,000           312,444
Weiqiao Textile Co., Ltd. Cl. H(a)..........       360,000           536,940
Wheelock and Co., Ltd. .....................       200,000           288,014
Wing Hang Bank, Ltd. .......................        52,500           336,841
Wing Lung Bank, Ltd. .......................        40,000           250,984
Wumart Stores, Inc. Cl. H(a)................       500,000           523,954
Yanzhou Coal Mining Co., Ltd. Cl. H.........       500,000           446,807
Yue Yuen Industrial (Holdings), Ltd. .......        50,000           142,400


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

Zhejiang Expressway Co., Ltd. Cl. H.........     200,000      $    128,578
Zhejiang Glass Co., Ltd. Cl. H..............     500,000           159,115
                                                              ------------
                                                                44,466,925
                                                              ------------
Singapore-4.0%
Autron Corp., Ltd. .........................   5,000,000         1,166,189
GP Batteries International, Ltd. ...........     500,000         1,133,713
                                                              ------------
                                                                 2,299,902
                                                              ------------
Taiwan-19.3%
Asustek Computer, Inc. .....................     200,000           476,762
AU Optronics Corp. .........................     450,000           646,327
Basso Industry Corp. .......................     200,000           443,778
Cathay Financial Holding Co.,
  Ltd. (GDR)(a)(b)                                 4,200            68,586
Cathay Real Estate Development Co., Ltd.(a).   1,200,000           633,283
Chunghwa Telecom Co., Ltd. (ADR)............       4,100            65,600
Compal Electronics, Inc. ...................     269,500           367,684
EVA Airways Corp. ..........................   1,001,536           510,528
Flexium Interconnect, Inc.(a)...............     300,000           463,268
HannStar Display Corp. (GDR)(a).............      45,300           364,212
Hon Hai Precision Industry Co., Ltd. .......     205,360           954,447
Hung Poo Real Estate Development Corp.(a)...     750,000           625,187
Jenn Feng Industrial Co., Ltd. .............     240,000           492,954
MediaTek, Inc. .............................      64,550           720,018
Mega Financial Holding Co., Ltd. ...........   1,000,000           653,673
Nan Ya Plastics Corp. ......................     400,894           570,988
Richtek Technology Corp.(a).................      25,000           145,427
Taiwan Green Point Enterprises Co.,
  Ltd. Co. .................................     140,000           369,415
Taiwan Semiconductor Manufacturing Co.,
Ltd.(a).....................................     398,914           789,455
United Microelectronics Corp.(a)............     954,812           904,709
Wan Hai Lines, Ltd. ........................     449,240           431,055
Yageo Corp.(a)..............................   1,000,000           521,739
                                                              ------------
                                                                11,219,095
                                                              ------------
Total Investments-99.7%
   (cost $45,494,732).......................                    57,985,922
Other assets less liabilities-0.3%..........                       184,991
                                                              ------------
Net Assets-100%.............................                  $ 58,170,913
                                                              ------------


--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004, the market value of this security amounted to $68,586 or 0.1% of net assets.

   Glossary of terms:
   ADR - American Depositary Receipt
   GDR - Global Depositary Receipt
   See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 11

STATEMENT OF ASSETS & LIABILITIES
January 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $45,494,732)..      $ 57,985,922
Foreign cash, at value (cost $354,950)..................           361,594
Receivable for capital stock sold.......................         1,139,044
Dividends receivable....................................             3,086
                                                              ------------
Total assets............................................        59,489,646
                                                              ------------
Liabilities
Due to custodian........................................           480,687
Payable for capital stock redeemed......................           516,792
Payable for investment securities purchased and
  foreign currency transactions.........................           135,257
Advisory fee payable....................................            60,657
Distribution fee payable................................            31,270
Accrued expenses........................................            94,070
                                                              ------------
Total liabilities.......................................         1,318,733
                                                              ------------
Net Assets..............................................      $ 58,170,913
                                                              ------------
Composition of Net Assets
Capital stock, at par...................................      $      4,780
Additional paid-in capital..............................        48,027,301
Accumulated net investment loss.........................          (385,998)
Accumulated net realized loss on investment and
  foreign currency transactions.........................        (1,973,000)
Net unrealized appreciation of investments and foreign
  currency denominated assets and liabilities...........        12,497,830
                                                              ------------
                                                              $ 58,170,913
                                                              ------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($27,945,517/2,254,517 shares of capital stock
  issued and outstanding)...............................            $12.40
Sales charge--4.25% of public offering price............               .55
                                                                    ------
Maximum offering price..................................            $12.95
                                                                    ------
Class B Shares
Net asset value and offering price per share
  ($15,244,366/1,275,374 shares of capital stock
  issued and outstanding)...............................            $11.95
                                                                    ------
Class C Shares
Net asset value and offering price per share
  ($13,312,419/1,117,230 shares of capital stock
  issued and outstanding)...............................            $11.92
                                                                    ------
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($1,668,611/132,644 shares of capital stock
  issued and outstanding)...............................            $12.58
                                                                    ------


See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (unaudited)


Investment Income
Dividends (net of foreign taxes withheld
  of $5,198)...........................  $       160,022
Interest...............................            8,168   $       168,190
                                         ---------------
Expenses
Advisory fee...........................          166,824
Distribution fee--Class A..............           22,066
Distribution fee--Class B..............           47,528
Distribution fee--Class C..............           42,307
Custodian..............................          110,615
Administrative.........................           67,500
Audit and legal........................           45,348
Transfer agency........................           35,134
Registration...........................           29,194
Printing...............................           21,207
Directors' fees........................            9,846
Miscellaneous..........................            4,418
                                         ---------------
Total expenses.........................          601,987
Less: expenses waived and reimbursed by
  the Adviser and the Transfer Agent
  (see Note B).........................         (120,605)
Less: expenses offset arrangement
  (see Note B).........................               (6)
                                         ---------------
Net expenses...........................                            481,376
                                                           ---------------
Net investment loss....................                           (313,186)
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions.............                            237,118
   Foreign currency transactions.......                             43,791
Net change in unrealized appreciation/depreciation of:
   Investments.........................                          9,719,247
   Foreign currency denominated assets
     and liabilities...................                              6,386
                                                           ---------------
Net gain on investment and
  foreign currency transactions........                         10,006,542
                                                           ---------------
Net Increase in Net Assets
  from Operations......................                    $     9,693,356
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 13

STATEMENT OF CHANGES IN NET ASSETS


                                         Six Months Ended    Year Ended
                                         January 31, 2004     July 31,
                                            (unaudited)         2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)...........  $      (313,186)  $         9,233
Net realized gain (loss) on investment
  and foreign currency transactions....          280,909          (843,447)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated assets
  and liabilities......................        9,725,633         2,848,106
                                         ---------------   ---------------
Net increase in net assets from
  operations...........................        9,693,356         2,013,892
Dividends to shareholders from
Net investment income
   Class A.............................          (56,673)          (23,187)
   Class B.............................          (14,331)          (14,269)
   Class C.............................          (13,116)           (5,705)
   Advisor Class.......................           (5,465)           (2,310)
Capital Stock Transactions
Net increase...........................       34,812,550         4,769,657
                                         ---------------   ---------------
Total increase.........................       44,416,321         6,738,078
Net Assets
Beginning of period....................       13,754,592         7,016,514
                                         ---------------   ---------------
End of period (including undistributed
  net investment income of $16,773
  at July 31, 2003)....................  $    58,170,913   $    13,754,592
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (unaudited)


NOTE A
Significant Accounting Policies
AllianceBernstein Greater China '97 Fund, Inc. (the "Fund") was organized as a Maryland corporation on April 30, 1997 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 15
one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis to 2.50%, 3.20%, 3.20%, and 2.20% of average daily net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. For the six months ended January 31, 2004, such reimbursement amounted to $38,853.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. For the six months ended January 31, 2004, such waiver amounted to $10,882. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney


ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 17
--------------------------------------------------------------------------------

General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2004, the Adviser agreed to waive its fees for such services. Such waiver amounted to $67,500.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $21,856 for the six months ended January 31, 2004. During the period, AGIS agreed to waive a portion of its fees for such services. Such waiver amounted to $3,370.

For the six months ended January 31, 2004, the Fund's expenses were reduced by $6 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $6,135 from the sale of Class A shares and received $14, $6,434 and $9,954 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2004, amounted to $110,488, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $2,127,115 and $739,193 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S. government securities)..........  $    40,073,409   $     4,955,333
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation...........................   $    12,930,077
Gross unrealized depreciation...........................          (438,887)
                                                           --------------
Net unrealized appreciation.............................   $    12,491,190
                                                           --------------

Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 19

NOTE E
Capital Stock
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:


                          ===================================  ==================================
                                          Shares                           Amount
                          ===================================  ==================================
                             Six Months Ended                   Six Months Ended
                             January 31, 2004      Year Ended   January 31, 2004       Year Ended
                                  (unaudited)   July 31, 2003        (unaudited)    July 31, 2003
                          -----------------------------------------------------------------------
Class A
Shares sold                       2,464,096       1,067,796        $ 27,415,411      $  7,841,000
--------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends                        3,930           2,677              44,053            18,418
--------------------------------------------------------------------------------------------------
Shares converted from
  Class B                             7,726          11,194              88,091            77,423
--------------------------------------------------------------------------------------------------
Shares redeemed                    (670,271)       (930,890)         (7,572,669)       (6,739,131)
--------------------------------------------------------------------------------------------------
Net increase                      1,805,481         150,777        $ 19,974,886      $  1,197,710
==================================================================================================
Class B
Shares sold                       1,292,972       2,528,499        $ 13,269,727      $ 17,414,309
--------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends                          984           1,747              10,661            11,653
--------------------------------------------------------------------------------------------------
Shares converted to
  Class A                            (8,004)        (11,581)            (88,091)          (77,423)
--------------------------------------------------------------------------------------------------
Shares redeemed                    (554,268)     (2,422,584)         (5,392,086)      (16,700,679)
--------------------------------------------------------------------------------------------------
Net increase                        731,684          96,081        $  7,800,211      $    647,860
==================================================================================================
Class C
Shares sold                       1,370,334       4,401,475        $ 14,228,568      $ 30,883,247
--------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends                        1,019             747              11,009             4,984
--------------------------------------------------------------------------------------------------
Shares redeemed                    (825,074)     (4,009,743)         (8,315,797)      (28,032,481)
--------------------------------------------------------------------------------------------------
Net increase                        546,279         392,479         $ 5,923,780       $ 2,855,750
==================================================================================================
Advisor Class
Shares sold                         213,977          76,366         $ 2,384,307      $    581,179
--------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends                          217              79               2,468               549
--------------------------------------------------------------------------------------------------
Shares redeemed                    (116,067)        (67,463)         (1,273,102)         (513,391)
--------------------------------------------------------------------------------------------------
Net increase                         98,127           8,982         $ 1,113,673      $     68,337
==================================================================================================



--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

NOTE F
Concentration of Risk
Investing in securities of foreign companies involves special risk which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

The Fund has invested approximately 76% of its net assets in Hong Kong equity securities. Political, social or economic changes in this market may have a greater impact on the value of the Fund's portfolio due to this concentration.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2004.

NOTE H
Distributions to Shareholders
The tax character of distributions to be paid for the fiscal year ending July 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2003 and July 31, 2002 were as follows:

                                               2003             2002
                                         ---------------  ---------------
Distributions paid from:
   Ordinary income.....................  $        45,471  $           -0-
                                         ---------------  --------------
Total taxable distributions............           45,471              -0-
                                             ----------
Total distributions paid...............  $        45,471  $           -0-
                                         ---------------  --------------


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 21

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income..........................   $        85,289
Accumulated capital and other losses...................        (2,138,147)(a)
Unrealized appreciation/(depreciation).................         2,587,919(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $       535,061
                                                          ===============

(a) On July 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $1,733,828 of which $138,490 expires in the year 2007, $12,025 expires in the year 2009, $671,116 expires in the year 2010 and $912,197 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2003, the Fund deferred to August 1, 2003, post October capital losses of $404,319.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax mark to market on passive foreign investment companies.

NOTE I
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

================================================================================


     (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 23

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ================================================================================
                                                                                  Class A
                                              ================================================================================
                                                Six Months
                                                     Ended
                                               January 31,                        Year Ended July 31,
                                                      2004           ----------------------------------------------------------
                                               (unaudited)             2003            2002     2001       2000      1999
                                             ----------------------------------------------------------------------------------
Net asset value,
  beginning of period......................        $  8.82          $  7.55         $  8.45     $ 10.34   $  8.20   $  4.84
Income From Investment
  Operations
Net investment
  income (loss)(a)(b)......................           (.09)(c)          .04             .09        (.01)     (.04)      .02
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions.............................           3.71             1.32            (.99)      (1.88)     2.18      3.34
Net increase (decrease)
  in net asset value from
  operations...............................           3.62             1.36            (.90)      (1.89)     2.14      3.36
Less: Dividends
Dividends from
  net investment income....................           (.04)            (.09)             -0-         -0-       -0-       -0-
Net asset value,
  end of period............................         $12.40           $ 8.82         $  7.55     $  8.45   $ 10.34   $  8.20
Total Return
Total investment return based
  on net asset value(d)....................          41.07%           18.35%         (10.65)%    (18.28)%    26.10%    69.42%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..........................        $27,946           $3,958          $2,253      $2,039    $2,471    $1,011
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.........................           2.50%(f)         2.50%           2.50%       2.51%(e)  2.52%(e)  2.52%(e)
  Expenses, before waivers/
    reimbursements.........................           3.23%(f)         9.24%          10.82%       9.50%(e)  9.92%(e) 19.68%(e)
  Net investment
    income (loss)(b).......................          (1.61)%(c)(f)      .58%           1.18%       (.09)%    (.42)%     .36%
Portfolio turnover rate....................             16%             102%             63%         64%      158%       94%



See footnote summary on page 28.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 25

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ================================================================================
                                                                                  Class B
                                              ================================================================================
                                                Six Months
                                                     Ended
                                               January 31,                        Year Ended July 31,
                                                      2004           ----------------------------------------------------------
                                               (unaudited)             2003            2002     2001       2000      1999
                                             ----------------------------------------------------------------------------------
Net asset value,
  beginning of period......................        $  8.52          $  7.30         $  8.21     $ 10.13   $  8.12   $  4.82
                                             ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment
  income (loss)(a)(b)......................           (.11)(c)         (.01)            .03        (.07)     (.11)     (.01)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions.............................           3.56             1.27            (.94)      (1.85)     2.12      3.31
                                             ----------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations...............................           3.45             1.26            (.91)      (1.92)     2.01      3.30
                                             ----------------------------------------------------------------------------------
Less: Dividends
Dividends from
  net investment income....................           (.02)            (.04)            -0-          -0-       -0-       -0-
                                             ----------------------------------------------------------------------------------
Net asset value,
  end of period............................        $ 11.95           $ 8.52         $  7.30     $  8.21   $ 10.13   $  8.12
                                             ----------------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(d) ...................          40.45%           17.32%         (11.08)%    (18.95)%   24.75%    68.46%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..........................        $15,244           $4,632          $3,266      $3,234    $4,047    $1,902
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.........................           3.20%(f)         3.20%           3.20%       3.21%(e)  3.22%(e)  3.22%(e)
  Expenses, before waivers/
    reimbursements.........................           3.94%(f)         9.98%          11.56%      10.28%(e) 10.72%(e) 20.22%(e)
  Net investment
    income (loss)(b).......................          (2.09)%(c)(f)     (.11)%           .41%       (.81)%   (1.13)%    (.22)%
Portfolio turnover rate....................             16%             102%             63%         64%      158%       94%



See footnote summary on page 28.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ================================================================================
                                                                                  Class C
                                              ================================================================================
                                                Six Months
                                                     Ended
                                               January 31,                        Year Ended July 31,
                                                      2004           ----------------------------------------------------------
                                               (unaudited)             2003            2002     2001       2000      1999
                                             ----------------------------------------------------------------------------------
Net asset value,
  beginning of period......................        $  8.50          $  7.30         $  8.21     $ 10.13   $  8.11   $  4.82
                                             ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment
  income (loss)(a)(b) .....................           (.11)(c)         (.01)            .04        (.08)     (.13)     (.03)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions.............................           3.55             1.25            (.95)      (1.84)     2.15      3.32
                                             ----------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations...............................           3.44             1.24            (.91)      (1.92)     2.02      3.29
                                             ----------------------------------------------------------------------------------
Less: Dividends
Dividends from
  net investment income....................           (.02)            (.04)             -0-         -0-       -0-       -0-
                                             ----------------------------------------------------------------------------------
Net asset value,
  end of period............................         $11.92           $ 8.50         $  7.30     $  8.21   $ 10.13    $ 8.11
                                             ----------------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(d)....................          40.43%           17.05%         (11.08)%    (18.95)%   24.91%    68.26%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..........................        $13,312           $4,856          $1,302        $877    $1,372      $162
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.........................           3.20%(f)         3.20%           3.20%       3.21%(e)  3.22%(e)  3.22%(e)
  Expenses, before waivers/
    reimbursements.........................           3.94%(f)        10.19%          11.28%      10.13%(e) 10.01%(e) 20.41%(e)
  Net investment
    income (loss)(b).......................          (2.09)%(c)(f)     (.15)%           .50%       (.84)%   (1.31)%    (.49)%
Portfolio turnover rate....................             16%             102%             63%         64%      158%       94%


See footnote summary on page 28.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 27

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ================================================================================
                                                                                  Advisor Class
                                              ================================================================================
                                                Six Months
                                                     Ended
                                               January 31,                            Year Ended July 31,
                                                      2004           ----------------------------------------------------------
                                               (unaudited)             2003            2002     2001       2000      1999
                                             ----------------------------------------------------------------------------------
Net asset value,
  beginning of period......................        $  8.94          $  7.66         $  8.53     $ 10.41   $  8.24   $  4.85
                                             ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income (loss)(a)(b) ........           (.08)(c)          .08             .10         .06      (.02)      .04
Net realized and unrealized
  gain (loss) on investment
  and  foreign currency
  transactions.............................           3.76             1.31            (.97)      (1.94)     2.19      3.35
                                             ----------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations...............................           3.68             1.39            (.87)      (1.88)     2.17      3.39
                                             ----------------------------------------------------------------------------------
Less: Dividends
Dividends from
  net investment income....................           (.04)            (.11)             -0-         -0-       -0-       -0-
                                             ----------------------------------------------------------------------------------
Net asset value, end of period ............       $  12.58          $  8.94         $  7.66     $  8.53    $10.41   $  8.24
                                             ----------------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(d)....................          41.24%           18.55%         (10.20)%    (18.06)%   26.34%    69.90%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..........................         $1,669             $309            $196        $386      $273      $161
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.........................            .20%(f)         2.20%           2.20%       2.21%(e)  2.22%(e)  2.22%(e)
  Expenses, before waivers/
    reimbursements.........................           2.93%(f)         8.69%          10.57%       9.35%(e)  9.61%(e) 19.01%(e)
  Net investment
    income (loss)(b).......................          (1.32)%(c)(f)     1.14%           1.28%        .71%     (.15)%     .58%
Portfolio turnover rate....................             16%             102%             63%         64%      158%       94%


(a) Based on average shares outstanding.
(b) Net of expenses waived/reimbursed by the Adviser.
(c) Net of expenses waived by the Transfer Agent.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                   Year Ended July 31,
                           --------------------------------
                                 2001     2000     1999
                           --------------------------------
  Class A...............        2.50%    2.50%    2.50%
  Class B...............        3.20%    3.20%    3.20%
  Class C...............        3.20%    3.20%    3.20%
  Advisor Class ........        2.20%    2.20%    2.20%
(f)  Annualized.

--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
David H. Dievler(1)
Clifford L. Michel(1)
Tak-Lung Tsim


OFFICERS

Marc O. Mayer, President
Matthew W. S. Lee(2), Senior Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Distributor
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee.
(2) Mr. Lee is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.

--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 29

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Global Research Growth Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.
*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

NOTES



--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 31

NOTES



--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

================================================================================


ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein(SM)
       Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

GCFSR0104




ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures, effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board of Directors did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.            DESCRIPTION OF EXHIBIT
         -----------            ----------------------
         11 (b) (1)             Certification of Principal Executive Officer
                                Pursuant to Section 302 of the Sarbanes-Oxley
                                Act of 2002

         11 (b) (2)             Certification of Principal Financial Officer
                                Pursuant to Section 302 of the Sarbanes-Oxley
                                Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                                Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China `97 Fund, Inc.

By:    /s/Marc O. Mayer
       --------------------------------
       Marc O. Mayer
       President

Date:  March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Marc O. Mayer
       --------------------------------
       Marc O. Mayer
       President

Date:  March 31, 2004

By:    /s/Mark D. Gersten
       -------------------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date:  March 31, 2004